STATEMENTS OF CONSOLIDATED COMPREHENSIVE LOSS - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
STATEMENTS OF CONSOLIDATED COMPREHENSIVE LOSS
Net loss for the year	€ (25,517)	€ (18,946)	€ (13,987)
Items that will not be reclassified to profit or loss
Actuarial gains and losses	(14)	87	(42)
Items that will be reclassified to profit or loss
Foreign currency translation adjustment	10	(18)	(64)
Other comprehensive income (loss)	(4)	69	(106)
Total comprehensive loss	(25,521)	(18,877)	(14,093)
Attributable to shareholders of Biophytis	€ (25,521)	€ (18,877)	€ (14,093)